Notes to the consolidated financial statements - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated financial statements
Estimated contract termination provisions	€ 25,059
Expenses from share-based payments	(3,108)	€ (705)
Research and development expenses
Notes to the consolidated financial statements
Materials	32,982	232,292	€ 29,834
Personnel	(33,944)	(33,733)	(21,313)
Amortization and depreciation	(8,650)	(4,259)	(2,578)
Patents and fees to register a legal right	(3,813)	(3,199)	(3,073)
Third-party services	20,499	(539,786)	(55,571)
Maintenance and lease	(1,069)	(347)	(717)
Other	(2,591)	(2,291)	(723)
Total	(62,550)	(815,907)	(113,808)
Reversal of provision of onerous contracts	38,533
Expenses from share-based payments	876	954	4,770
Salary and salary-related expenses	€ 33,068	€ 32,779	€ 16,543